INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

        The following summarizes the Company's intangible assets:

As of December 31, 2015	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Power purchase agreements	71,770	(37)	71,733
Technical know-how	1,528	(1,164)	364
Computer software	14,226	(7,385)	6,841

Total intangible assets, net	87,524	(8,586)	78,938

As of December 31, 2014	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Technical know-how	1,622	(1,130)	492
Computer software	10,715	(4,601)	6,114

Total intangible assets, net	12,337	(5,731)	6,606

        The power purchase agreements were acquired as part of the acquisition of SSM, which were preliminarily valued at $72.0 million at the acquisition day, and will be amortized on a straight-line basis over their remaining contractual term of 16 years.

        Amortization expense for the years ended December 31, 2013, 2014 and 2015 were $1,095, $1,559 and $2,235, respectively.

        Amortization expenses of the above intangible assets is expected to be approximately $6.5 million, $6.1 million, $5.8 million, $5.5 million and $55.0 million for the years ended December 31, 2016, 2017, 2018, 2019, 2020 and thereafter, respectively.